SUBSEQUENT EVENTS - Contract for the Supply of Wind Turbines (Details) R$ in Thousands	Feb. 28, 2022 BRL (R$) MW item
SUBSEQUENT EVENTS
Operation and maintenance service, Value | R$	R$ 2,100,000
Number of supply | item	72
Number of supply of wind turbines	4.2
Number of wind turbines installed capacity	302.4